Additional information - condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2015
Additional information - condensed financial statements of the Company
Condensed Statement of Operations

	For the year ended December31, 2013	For the year ended December31, 2014	For the year ended December31, 2015
	RMB	RMB	RMB

Revenues	—	—	—
Total operating expenses	(24,368)	(38,940)	(65,233)

Loss from operations	(24,368)	(38,940)	(65,233)
Interest expense	(47,330)	—	—
Change in fair value of derivatives	(51,074)	74,014	39,593
Share of (loss)/income from subsidiaries	(246,909)	380,263	509,243
Other (loss)/income	(59,599)	8,434	140,110

(Loss)/income before income taxes	(429,280)	423,771	623,713

Net (loss)/income	(429,280)	423,771	623,713
Less: fair value of warrants in excess of net proceeds of equity offering	44,396	—	—

Net (loss)/income attributable to JA Solar Holdings	(473,676)	423,771	623,713

Condensed Statement of Financial Position

	December 31,	December 31,
	2014	2015
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	29,223	1,070
Other current assets	2,257	—

Total current assets	31,480	1,070

Investments in subsidiaries	2,978,282	3,458,210
Amount due from subsidiaries	2,566,506	2,684,130

Total assets	5,576,268	6,143,410

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other payables to subsidiaries and employees	6,364	131,424
Accrued and other liabilities	11,454	30,144
Derivatives liabilities - warrants	105,785	71,237

Total current liabilities	123,603	232,805

Long-term amount due to subsidiaries	92,493	90,910
Total liabilities	216,096	323,715

Commitments and Contingencies

Shareholders’ equity :
Ordinary shares (US$0.0001 par value;500,000,000 shares authorized, 252,301,917 and 237,853,602 shares issued and outstanding as of December 31, 2014 and December 31, 2015)	186	176
Additional paid-in capital	5,638,703	5,649,304
Accumulated deficit/(surplus)	(289,803)	194,167
Accumulated other comprehensive income/(loss)	11,086	(23,952)

Total shareholders’ equity	5,360,172	5,819,695

Total liabilities and shareholders’ equity	5,576,268	6,143,410

Condensed Statement of Cash Flows

	For the year ended December 31, 2013	For the year ended December 31, 2014	For the year ended December 31, 2015
	RMB	RMB	RMB
Cash flows from operating activities:
Net (loss)/Income	(429,280)	423,771	623,713
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	1,960	4,985	3,681
Share of (loss)/income from subsidiaries	246,909	(380,263)	(509,243)
Amortization of deferred issuance cost and increase in accretion of convertible notes	35,030	—	—
Change in the fair value of derivatives	51,074	(74,014)	(39,593)
Exchange loss/(income)	85,032	(11,636)	(150,686)
Changes in operating assets and liabilities:
Decrease in other current assets	1,651	1,374	2,257
Increase/(decrease) in other payables to subsidiaries and employees	1,216	(1,424)	10
(Decrease)/increase in accrued and other liabilities	(10,978)	7,843	18,690
Decrease in interest payable	(4,123)	—	—

Net cash used in operating activities	(21,509)	(29,364)	(51,171)

Cash flows from investing activities:
Loans repayment by subsidiaries	133,458	244,772	37,206

Net cash provided by investing activities	133,458	244,772	37,206

Cash flows from financing activities:
Proceeds from exercise of stock options	3,389	2,171	1,196
Proceeds from short-term loan from subsidiaries	—	—	125,050
Proceeds from long-term loan from subsidiaries	623,759	—	—
Proceeds from issuance of ordinary shares	128,529	—	—
Proceeds from issuance of ordinary shares upon exercise of warrants	143,107	286,747	—
Repurchase of ADS	—	—	(139,753)
Repayment of long-term loan from subsidiaries	(253,629)	(509,571)	(1,583)
Repurchase of senior convertible notes	(740,027)	—	—

Net cash provided by/(used in) financing activities	(94,872)	(220,653)	(15,090)

Effect of exchange rate changes on cash and cash equivalents	205	175	902

Net increase/(decrease) in cash and cash equivalents	17,282	(5,070)	(28,153)

Cash and cash equivalents at the beginning of the year	17,011	34,293	29,223

Cash and cash equivalents at the end of the year	34,293	29,223	1,070